Long-Term Debt - Schedule of Principle Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Debt Instruments [Abstract]
2016	$ 7,263
2017	14,050
2018	20,235
2019	4,260
2020	21,986
2021 and thereafter	13,300
Total	$ 81,094	$ 66,957